Concentration of Risk (Tables)	12 Months Ended
Dec. 31, 2018
Risks and Uncertainties [Abstract]
Schedules of Concentration of Risk
Further, Premier, OpenKey, Pure Wellness and RED generated revenue through contracts with Ashford Trust OP and Braemar OP, as summarized in the table below, stated as a percentage of the consolidated subsidiaries’ total revenues:

	Year Ended December 31,
	2018	2017	2016
Percentage of total revenues from Ashford Trust OP and Braemar OP (1)
Premier	99.6%	—%	—%
J&S (2)	9.8%	2.2%	—%
Pure Wellness	58.8%	45.6%	—%
OpenKey	12.6%	28.4%	9.1%
RED	51.7%	—%	—%
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(1)	See note 17 for details regarding our related party transactions.

(2)	Represents percentage of revenues earned by J&S from customers at Ashford Trust and Braemar hotels. See note 2 for the discussion of audio visual revenue recognition policy.